REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING (Tables)	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
Schedule of auditor remuneration	The remuneration of the auditor is required to be presented as follows:

USDm	2024	2023	2022
Audit fees
Fees payable to the Company's auditor for the audit of the Company's annual accounts	1.2	1.2	0.9
Audit of the Company's subsidiaries pursuant to legislation	0.1	0.1	0.1
Total audit fees	1.3	1.3	1.0

Non-audit fees
Audit-related services	0.5	0.1	0.2
Others	0.5	0.1	0.2
Total non-audit fees	1.0	0.2	0.4

Total	2.3	1.5	1.4